Recent Accounting And Reporting Rules	12 Months Ended
Dec. 31, 2013
Recent Accounting And Reporting Rules [Abstract]
Recent Accounting And Reporting Rules

Note 19 — Recent Accounting and Reporting Rules

In December 2011, the Financial Accounting Standards Board (FASB) issued an accounting standards update that requires enhanced disclosures about financial instruments and derivative instruments that are either offset in the balance sheet or are subject to an enforceable master netting arrangement or similar agreement. The guidance was effective for all interim and annual periods beginning on or after January 1, 2013. These disclosures are presented in Note 13.

In February 2013, the FASB issued an accounting standards update that requires additional disclosures for reclassification adjustments from accumulated other comprehensive income (AOCI). These additional disclosures include changes in AOCI balances by component and significant items reclassified out of AOCI. These disclosures must be presented either on the face of the affected financial statement or in the notes to the financial statements. The disclosures were effective for the Company beginning in the first quarter of 2013 and are to be provided on a prospective basis. The adoption of this standard did not have any impact on the Company’s consolidated and combined financial statements.